Schedule of inventory (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Inventory Disclosure [Abstract]
Finished goods	$ 580,786	$ 793,470	$ 867,446